UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07371

CREDIT SUISSE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Japan Equity Fund

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.0%)
Japan (95.0%)
Auto Components (4.2%)
Aisin Seiki Company, Ltd.	9,100	$364,586
Bridgestone Corp.	21,400	363,499
NHK Spring Company, Ltd.§	30,000	255,685
		983,770
Automobiles (9.0%)
Honda Motor Company, Ltd.§	11,600	358,783
Isuzu Motors, Ltd.§	22,000	94,312
Suzuki Motor Corp.§	15,700	394,867
Toyota Motor Corp.	22,800	1,234,647
		2,082,609
Banks (11.5%)
Chiba Bank, Ltd.	45,000	335,585
Mitsubishi UFJ Financial Group, Inc.	82,000	812,893
Mizuho Financial Group, Inc.	191	896,902
Sumitomo Mitsui Financial Group, Inc.§	76	610,065
		2,655,445
Chemicals (4.8%)
Hitachi Chemical Company, Ltd.	15,400	266,386
JSR Corp.	5,900	137,824
Lintec Corp.	7,000	107,083
Shin-Etsu Chemical Company, Ltd.	3,900	206,318
Teijin, Ltd.	800	3,176
Tokuyama Corp.§	10,000	71,587
Toray Industries, Inc.	47,000	320,099
		1,112,473
Commercial Services & Supplies (2.0%)
Benesse Corp.	11,000	457,205
Computers & Peripherals (2.9%)
Elpida Memory, Inc.*§	6,400	229,474
Melco Holdings, Inc.§	5,100	89,973
Toshiba Corp.§	51,000	348,585
		668,032
Construction & Engineering (0.5%)
Chugai Ro Company, Ltd.	41,000	117,007
Diversified Financials (1.1%)
Nomura Holdings, Inc.	17,600	257,282
Diversified Telecommunication Services (1.2%)
Nippon Telegraph & Telephone Corp.	57	271,320
Electrical Equipment (3.6%)
Fanuc, Ltd.	4,200	372,828
Sumitomo Electric Industries, Ltd.	31,700	468,320
		841,148
Electronic Equipment & Instruments (6.0%)
Hitachi, Ltd.	25,000	187,341
Hoya Corp.	8,000	217,526
Kyocera Corp.	3,100	247,698
Nippon Electric Glass Company, Ltd.	23,000	343,673
TDK Corp.	2,200	141,426
ULVAC, Inc.§	5,700	248,828
		1,386,492
Food Products (2.2%)
Yakult Honsha Company, Ltd.§	19,200	519,193
Healthcare Equipment & Supplies (0.9%)
Sysmex Corp.§	5,100	212,857

	Number of Shares	Value

COMMON STOCKS
Japan
Household Durables (3.7%)
Makita Corp.	4,400	$164,931
Matsushita Electric Industrial Company, Ltd.	13,000	277,280
Sekisui Chemical Company, Ltd.	30,000	197,166
Sony Corp.	4,500	212,624
		852,001
Internet & Catalog Retail (0.5%)
Rakuten, Inc.*§	259	112,067
Internet Software & Services (1.8%)
Kakaku.com, Inc.	34	156,231
Yahoo Japan Corp.§	684	263,663
		419,894
IT Consulting & Services (1.3%)
NTT Data Corp.§	66	293,338
Machinery (4.7%)
Daifuku Company, Ltd.	9,000	123,058
Daikin Industries, Ltd.	4,600	208,313
Hitachi Construction Machinery Company, Ltd.	2,200	51,781
Komatsu, Ltd.§	22,300	543,759
NGK Insulators, Ltd.	6,000	155,880
		1,082,791
Marine (1.3%)
Nippon Yusen Kabushiki Kaisha	38,000	311,258
Media (2.6%)
Daiichikosho Company, Ltd.	17,700	170,275
Dentsu, Inc.	102	238,184
Zenrin Company, Ltd.§	5,700	183,625
		592,084
Metals & Mining (2.3%)
JFE Holdings, Inc.	11,400	531,907
Office Electronics (1.6%)
Canon, Inc.	8,800	373,129
Oil & Gas (1.0%)
Inpex Holdings, Inc.	25	238,614
Personal Products (1.1%)
Shiseido Company, Ltd.	11,000	259,757
Pharmaceuticals (4.5%)
Chugai Pharmaceutical Company, Ltd.§	14,900	196,892
Kobayashi Pharmaceutical Company, Ltd.	3,800	149,725
Takeda Pharmaceutical Company, Ltd.	11,500	702,363
		1,048,980
Real Estate (2.2%)
Mitsui Fudosan Company, Ltd.	22,000	510,442
Road & Rail (1.4%)
Keihin Electric Express Railway Company, Ltd.§	49,000	330,876
Semiconductor Equipment & Products (0.7%)
Shinko Electric Industries Company, Ltd.	9,300	157,761
Software (1.8%)
Nintendo Company, Ltd.	800	404,623
Specialty Retail (2.4%)
Fast Retailing Company, Ltd.	4,300	320,875
Matsumotokiyoshi Holdings Company, Ltd.§	7,400	178,519
Nishimatsuya Chain Company, Ltd.§	4,800	46,427
		545,821
Tobacco (0.9%)
Japan Tobacco, Inc.	40	212,318

	Number of Shares	Value

COMMON STOCKS
Japan
Trading Companies & Distributors (7.2%)
Itochu Corp.	63,000	$582,481
Mitsubishi Corp.	15,000	397,563
Mitsui & Company, Ltd.	34,000	692,772
		1,672,816
Wireless Telecommunication Services (2.1%)
NTT DoCoMo, Inc.	314	496,511

TOTAL COMMON STOCKS (Cost $19,426,673)		22,011,821

SHORT-TERM INVESTMENTS (20.2%)
State Street Navigator Prime Portfolio§§	4,144,772	4,144,772

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 2/01/08	$542	542,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,686,772)		4,686,772

TOTAL INVESTMENTS AT VALUE (115.2%) (Cost $24,113,445)		26,698,593

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.2%)		(3,521,832)

NET ASSETS (100.0%)		$23,176,761

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York  Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities, futures contracts, and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $24,113,445, $3,821,941, $(1,236,793) and $2,585,148, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE JAPAN EQUITY FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008